LOAN RECEIVABLE	12 Months Ended
Jan. 31, 2014
LOAN RECEIVABLE [Text Block]

NOTE 3 – LOAN RECEIVABLE

Immediately following its July 2, 2013 financing as disclosed in notes 9 and 10, in an effort to protect the Company from the devaluation of the Argentine peso, the Company’s subsidiary, SCRN Properties Ltd. made a loan of $2,300,000 ( 12,408,500 pesos). The borrower, an Argentine “Mutual”, is the Argentine equivalent of a credit union. The loan is non-interest bearing, repayable in pesos in nine consecutive monthly installments, beginning on July 15, 2013 and ending on March 17, 2014, with the amount of each installment linked to the U.S. dollar. In the event of a default, default interest will be accrued on the unpaid principal at the rate of 9.3% per annum. Austral Gold Limited has guaranteed repayment of the loan.

During the year ended January 31, 2014, $2,040,000 plus taxes of $27,770 equivalent in Argentine pesos on the local exchange gain on the loan repayments, was repaid to the Company, leaving a balance receivable as at January 31, 2014 of $260,000. The balance of the loan was repaid to the Company effective March 17, 2014.